Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Stock Incentive Plans	The following table summarizes the methods used to measure fair value for each type of award and the related vesting period over which compensation expense is recognized:

Equity-settled
Type of award	Vesting period	Fair Value Measure	Compensation expense based on:
Stock options	Up to four years	Black-Scholes option pricing model	Fair value on business day prior to grant date
TRSUs	Up to five years	Closing common share price	Fair value on business day prior to grant date
PRSUs	Three-year performance period	Closing common share price	Fair value on business day prior to grant date and adjusting the number of awards expected to vest based on company performance

Fair Value Measurement of Stock Options
The weighted-average fair value of options granted for the years ended December 31, 2024 and 2023 and principal assumptions used in applying the Black-Scholes option pricing model were as follows:

	Year ended December 31,
	2024	2023
Weighted-average fair value	$35.93	$25.93
Weighted-average of key assumptions:
Share price	$157.02	$121.16
Exercise price	$157.02	$121.16
Risk-free interest rate	4.2%	4.2%
Dividend yield	1.8%	2.1%
Volatility factor	23%	22%
Expected life (in years)	5	5

Number of Awards Outstanding
The movement in the number of awards outstanding and their related weighted-average exercise prices are as follows:

Awards outstanding (in thousands):	Stock Options	TRSUs	PRSUs	Total	Weighted- Average Exercise Price (1)
Outstanding as of December 31, 2022	1,908	1,390	798	4,096	$78.06
Granted	245	446	244	935	$121.16
Exercised	(734)	(693)	(283)	(1,710)	$68.66
Forfeited	(85)	(125)	(116)	(326)	$99.68
Outstanding as of December 31, 2023	1,334	1,018	643	2,995	$89.76
Exercisable as of December 31, 2023	546	-	-	546	$77.32
Granted	196	438	338	972	$157.02
Exercised	(273)	(578)	(347)	(1,198)	$77.98
Forfeited	(44)	(82)	(64)	(190)	$122.15
Outstanding as of December 31, 2024	1,213	796	570	2,579	$102.10
Exercisable as of December 31, 2024	677	-	-	677	$84.32

(1)	Represents the weighted-average exercise price for stock options. TRSUs and PRSUs are excluded as they entitle holders to receive common shares upon vesting without an associated exercise price.

Summary of Share Based Compensation Expense	Share-based compensation expense for years ended December 31, 2024 and 2023 was as follows:

	Stock Options	TRSUs	PRSUs	ESPP	Total
December 31, 2024	5	52	25	5	87
December 31, 2023	5	47	25	6	83

Summary of Additional Information Relating to Stock Option and SAR's
The following table summarizes additional information relating to stock options outstanding as of December 31, 2024:

Range of exercise prices (1)	Number Outstanding (in thousands)	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price for Awards Outstanding	Number Exercisable (in thousands)	Weighted- Average Exercise Price for Awards Exercisable
$50.01 - $55.00	48	4	$54.36	48	$54.36
$75.01 - $80.00	322	5	$75.96	322	$75.96
$85.01 - $90.00	239	6	$88.87	164	$88.87
$100.01 - $105.00	220	7	$102.00	97	$102.00
$120.01 - $125.00	199	8	$121.19	46	$121.20
$155.01 - $160.00	183	9	$156.94	-	$156.94
$165.01 - $170.00	2	9	$167.87	-	$167.87
Total	1,213			677

(1)	TRSUs and PRSUs are excluded as they entitle holders to receive common shares upon vesting without an associated exercise price.